Reorganization Impacts - Discontinued Operations Solely Related to Southwest Gas Corporation (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Summary of Discontinued Operations - Construction Services in Condensed Consolidated Balance Sheet and Condensed Consolidated Income Statements

Due to the discontinued operations accounting reflection, the following table presents the major income statement components of discontinued operations – utility infrastructure services reported in the Consolidated Income Statements of Southwest for the period prior to the beginning of 2017:
Results of Utility Infrastructure Services

Year Ended December 31,
2016
(Thousands of dollars)
Utility infrastructure services revenues	$1,139,078
Operating expenses:
Utility infrastructure services expenses	1,024,423
Depreciation and amortization	55,669
Operating income	58,986
Other income (deductions)	1,193
Net interest deductions	6,663
Income before income taxes	53,516
Income tax expense	19,884
Net income	33,632
Net income attributable to noncontrolling interests	1,014
Discontinued operations – utility infrastructure services – net income	$32,618